Consolidated statement of changes in equity - USD ($) $ in Millions		Share-holders' equity	Share capital	Share premium	Capital redemption reserve	Retained earnings	Translation reserve	Fair value reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit (loss) for the year		$ (1,007)				$ (1,007)				$ 10	$ (997)
Other comprehensive (loss) income		(790)					$ (603)		$ (187)	(10)	(800)
Total comprehensive income (loss) for the year		(1,797)				(1,007)	(603)		(187)		(1,797)
Dividends		(474)				(474)				(8)	(482)
Reserve movements in respect of share-based payments		24				24					24
Effect of transactions relating to non-controlling interests		49				49					49
New share capital subscribed		(4)		$ (4)							(4)
Movement in own shares in respect of share-based payment plans		(3)				(3)					(3)
Net (decrease) increase in equity		(2,205)		(4)		(1,411)	(603)		(187)	(8)	(2,213)
Balance at beginning of year (As previously reported) at Dec. 31, 2021		17,088	$ 182	5,010		10,216	1,430		250	176	17,264
Balance at beginning of year (Effect of initial application of IFRS 17 and classification overlay of IFRS 9, net of tax) at Dec. 31, 2021		1,848				1,848				(1)	1,847
Balance at beginning of year at Dec. 31, 2021		18,936	182	5,010		12,064	1,430		250	175	19,111
Balance at end of year at Dec. 31, 2022		16,731	182	5,006		10,653	827	$ 63	$ 63	167	16,898
Reserves
Profit (loss) for the year		1,701				1,701				11	1,712
Other comprehensive (loss) income		(116)					(124)	8		(11)	(127)
Total comprehensive income (loss) for the year		1,585				1,701	(124)	8			1,585
Dividends		(533)				(533)				(7)	(540)
Transfer of fair value reserve following disposal of investment in Jackson						71		(71)
Reserve movements in respect of share-based payments		(5)				(5)					(5)
Effect of transactions relating to non-controlling interests		16				16					16
New share capital subscribed		4	1	3							4
Movement in own shares in respect of share-based payment plans		25				25					25
Net (decrease) increase in equity		1,092	1	3		1,275	(124)	$ (63)		(7)	1,085
Balance at end of year at Dec. 31, 2023		17,823	183	5,009		11,928	703			160	17,983
Reserves
Profit (loss) for the year		2,285				2,285				130	2,415
Other comprehensive (loss) income		(309)					(309)			18	(291)
Total comprehensive income (loss) for the year		1,976				2,285	(309)			148	2,124
Dividends		(575)				(575)				(8)	(583)
Effect of scrip dividends		23				23					23
Reserve movements in respect of share-based payments		1				1					1
Adjustment to non-controlling interest for Malaysia conventional life business		(857)				(857)				886	29
Effect of transactions relating to other non-controlling interests		(18)				(18)				(4)	(22)
Share repurchases/buybacks	[1]	(878)	(7)		$ 7	(878)					(878)
Movement in own shares in respect of share-based payment plans		(3)				(3)					(3)
Net (decrease) increase in equity		(331)	(7)		7	(22)	(309)			1,022	691
Balance at end of year at Dec. 31, 2024		$ 17,492	$ 176	$ 5,009	$ 7	$ 11,906	$ 394			$ 1,182	$ 18,674

[1]	In 2024, the Group entered into repurchase programmes to neutralise the dilutive effect of share scheme issuance and scrip dividends and is in progress of conducting the $2 billion share buyback programme it announced in June 2024 to return capital to shareholders. See note C8 for further details.